Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties
Name of related parties	Nature of relationship
Mr. Yang Lu	The chief executive officer and chairman of our board of directors and ultimate significant shareholder of the Company

Schedule of Key Management Compensation
	2022	2023	2024
	$’000	$’000	$’000
Salaries and Pension costs	2,210	2,537	1,951
Share-based compensation expenses	2,754	1,561	1,117
Total	4,964	4,098	3,068